ARTIO GLOBAL FUNDS

Supplement dated January 1, 2013 to the

Prospectus dated March 1, 2012

Artio Emerging Markets Local Currency Debt Fund

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective January 1, 2013, the name of the Artio Emerging Markets Local Currency Debt Fund will change, and all references to the Fund in the Prospectus are changed to, the Artio Emerging Markets Local Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR REFERENCE.

ARTIO GLOBAL FUNDS

Supplement dated January 1, 2013 to the

Statement of Additional Information dated March 1, 2012

Artio Emerging Markets Local Currency Debt Fund

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the “SAI”) and should be retained and read in conjunction with the SAI.

Effective January 1, 2013, the name of the Artio Emerging Markets Local Currency Debt Fund will change, and all references to the Fund in the SAI are changed to, the Artio Emerging Markets Local Debt Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR REFERENCE.